Inventories	6 Months Ended
Jun. 30, 2026
Inventories Abstract
Inventories

8. Inventories

	June 30, 2026	December 31, 2025
Finished products
Iron Ore Solutions	3,296	3,184
Vale Base Metals	715	686
	4,011	3,870

Work in progress	1,057	901
Consumable inventory	1,197	1,168

Write-down to net realizable value	(1)	(2)
Total of inventories	6,264	5,937

The cost of goods sold is presented in note 4(a).